Summary of Significant Accounting Policies - Basis Of Presentation, Subsidiaries, Affiliates and Restricted Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jan. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 16,303	$ 736
Senior Notes	1,263,566	1,170,679
Current assets	194,857	168,001
Liabilities current excluding operating lease liability	511,367
Working capital	(316,510)
Retention Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	684	726
Amount Held as Security
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 10	$ 10
Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	63.80%
Navios Partners and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	17.90%		12.60%
Navios Acquisition and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest	29.50%
Navios Europe I and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest		47.50%
Navios Europe II and its subsidiaries
Schedule Of Equity Method Investments [Line Items]
Economic interest						47.50%
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings	3.90%	3.70%
2022 Notes
Restricted Cash And Cash Equivalents Items [Line Items]
Fixed interest rate	7.375%
Restricted cash	$ 15,609			$ 14,250	$ 15,251	$ 358	$ 10,129	$ 7,410	$ 14,000
Senior Notes	$ 476,822	$ 497,604
Maturity date	Jan. 31, 2022
2022 Senior Secured Notes
Restricted Cash And Cash Equivalents Items [Line Items]
Fixed interest rate	11.25%
Senior Notes	$ 305,000	$ 305,000